Liquidity (Tables)	12 Months Ended
Dec. 31, 2019
Financial Liabilities
Schedule of Group Liquidity

€ millions	2019	2018	∆
/ Cash and cash equivalents	5,314	8,627	-3,313
Current time deposits and debt securities	67	211	-144
Group liquidity	5,382	8,838	-3,456
Current financial debt	-2,529	-759	-1,770
Non-current financial debt	-11,139	-10,572	-567
Financial debt	-13,668	-11,331	-2,337
Net debt (–)	-8,286	-2,493	-5,793

Schedule of Cash and Cash Equivalents

€ millions	2019			2018
	Current	Non-Current	Total	Current	Non-Current	Total
Cash at banks	2,877	0	2,877	2,918	0	2,918
Time deposits	1,093	0	1,093	4,117	0	4,117
Money market and other funds	1,347	0	1,347	1,195	0	1,195
Debt securities	0	0	0	400	0	400
Expected credit loss allowance	-3	0	-3	-3	0	-3
/ Cash and cash equivalents	5,314	0	5,314	8,627	0	8,627

Schedule of Non-Derivative Financial Debt Investments

€ millions	2019			2018
	Current	Non-Current	Total	Current	Non-Current	Total
Time deposits	44	0	44	137	0	137
Debt securities	27	0	27	77	0	77
Financial instruments related to employee benefit plans	0	183	183	0	165	165
Loans and other financial receivables	100	117	217	57	91	147
Expected credit loss allowance	-3	0	-3	-3	0	-3
Non-derivative financial debt investments	167	300	467	268	256	524
/ Other financial assets	297	2,336	2,633	448	1,536	1,984
Non-derivative financial debt investments as % of / other financial assets	56	13	18	60	17	26

Schedule of Financial Debt

€ millions	2019					2018
	Nominal Volume		Carrying Amount			Nominal Volume		Carrying Amount
	Current	Non-Current	Current	Non-Current	Total	Current	Non-Current	Current	Non-Current	Total
Bonds	1,150	8,367	1,150	8,283	9,433	750	9,512	759	9,445	10,204
Private placement transactions	258	772	259	808	1,067	0	1,011	0	1,041	1,041
Commercial Papers	1,100	0	1,100	0	1,100	NA	NA	NA	NA	NA
Bank loans	21	2,000	22	1,995	2,017	9	49	9	49	58
Financial debt	2,529	11,139	2,531	11,086	13,617	759	10,572	768	10,535	11,303
/ Financial liabilities			3,273	12,923	16,196			1,125	10,553	11,678
Financial debt as % of / financial liabilities			77	86	84			68	100	97

Schedule of Reconciliation of Liabilities Arising From Financial Activities

€ millions	1/1/2019	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2019
			Combinations	Currency	Changes
Current financial debt	759	-188	0	-6	0	1,963	2,529
Non-current financial debt	10,572	2,500	0	30	0	-1,963	11,139
Financial debt (nominal volume)	11,331	2,312	0	25	0	0	13,668
Basis adjustment	42	0	0	1	-30	0	13
Transaction costs	-70	0	0	0	0	5	-64
Financial debt (carrying amount)	11,303	2,312	0	25	-30	5	13,616
Accrued interest	47	0	0	1	0	19	67
Interest rate swaps	-7	0	0	0	14	0	7
Lease1)	2,168	-403	52	38	0	348	2,204
Total liabilities from financing activities	13,512	1,910	52	64	-16	373	15,895

1) Other includes new lease liabilities

€ millions	1/1/2018	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2018
			Combinations	Currency	Changes
Current financial debt	1,299	-1,300	7	3	0	750	759
Non-current financial debt	4,965	6,308	0	49	0	-750	10,572
Financial debt (nominal volume)	6,264	5,008	7	51	0	0	11,331
Basis adjustment	62	0	0	-1	-19	0	42
Transaction costs	-26	-48	0	0	0	3	-70
Financial debt (carrying amount)	6,301	4,961	7	50	-19	3	11,303
Accrued interest	34	0	0	-1	0	14	47
Interest rate swaps	-24	0	0	-1	17	0	-7
Total liabilities from financing activities	6,311	4,961	7	48	-1	18	11,343

Bonds
Financial Liabilities
Schedule of Financial Debt

	2019							2018
	Maturity	Issue Price	Coupon Rate	Effective Interest	Nominal Volume		Carrying	Carrying
				Rate	(in respective		Amount	Amount
					currency		(in € millions)	(in € millions)
					in millions)
Eurobond 6 – 2012	2019	99.307%	2.125% (fix)	2.29%		€750	0	759
Eurobond 8 – 2014	2023	99.478%	1.125% (fix)	1.24%		€1,000	997	996
Eurobond 9 – 2014	2027	99.284%	1.750% (fix)	1.87%		€1,000	985	992
Eurobond 11 – 2015	2020	100.000%	0.000% (var.)	0.07%		€650	650	649
Eurobond 12 – 2015	2025	99.264%	1.000% (fix)	1.13%		€600	596	595
Eurobond 14 – 2018	2021	100.519%	0.000% (var.)	-0.15%		€500	501	502
Eurobond 15 – 2018	2026	99.576%	1.000% (fix)	1.06%		€500	498	498
Eurobond 16 – 2018	2030	98.687%	1.375% (fix)	1.50%		€500	491	494
Eurobond 17 – 2018	2020	100.024%	0.000% (var.)	-0.01%		€500	500	500
Eurobond 18 – 2018	2022	99.654%	0.250% (fix)	0.36%		€900	898	897
Eurobond 19 – 2018	2024	99.227%	0.750% (fix)	0.89%		€850	844	843
Eurobond 20 – 2018	2028	98.871%	1.250% (fix)	1.38%		€1,000	982	988
Eurobond 21 – 2018	2031	98.382%	1.625% (fix)	1.78%		€1,250	1,224	1,229
Eurobonds							9,166	9,942
USD bond - 2018	2025	100.000%	2.607% (var.)	2.46%	US$	300	267	262
Bonds							9,433	10,204

Private placements
Financial Liabilities
Schedule of Financial Debt

	2019						2018
	Maturity	Coupon Rate	Effective Interest	Nominal Volume		Carrying Amount	Carrying Amount
			Rate	(in respective		(in € millions)	(in € millions)
				currency in
				millions)
U.S. private placements
Tranche 6 – 2012	2020	2.82% (fix)	2.86%	US$	290	259	251
Tranche 7 – 2012	2022	3.18% (fix)	3.22%	US$	444.5	406	395
Tranche 8 – 2012	2024	3.33% (fix)	3.37%	US$	323	305	299
Tranche 9 – 2012	2027	3.53% (fix)	3.57%	US$	100	97	96
Private placements						1,067	1,041